Group information - Additional Information (Detail)				12 Months Ended
		Apr. 15, 2025 USD ($) shares	Jan. 01, 2025 USD ($) m³	Dec. 31, 2025 USD ($)		Dec. 31, 2024	[2]	Dec. 31, 2023	[2]	Mar. 31, 2025 USD ($)	Dec. 16, 2024 USD ($)
Corporate and Company information [Line Items]
Cash transferred										$ 899,687,000
Trafigura Argentina SA [Member]
Corporate and Company information [Line Items]
Contingent consideration recognised as of acquisition date											$ 128,000
QuantityToBeSoldOnAccountOfBusinessAcquisition | m³			10,000
Proportion Of Rights Of The Production			100								100
Trade and other payables recognised as of acquisition date			$ 107,749
Identifiable assets acquired (liabilities assumed)			78,454,000
Offset against liability under farmout agreement				$ 28,000
Trafigura Argentina SA [Member] | Production wells and facilities [Member]
Corporate and Company information [Line Items]
Acquisitions through business combinations, property, plant and equipment			80,243,000
Trafigura Argentina SA [Member] | Oil and gas assets [member]
Corporate and Company information [Line Items]
Acquisitions through business combinations, property, plant and equipment			$ 29,295,000
Vista Lach [Member]
Corporate and Company information [Line Items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 1,406,441,000
Cash transferred		899,687,000
Liabilities incurred		300,000,000
Trade and other payables recognised as of acquisition date										182,915,000
Identifiable assets acquired (liabilities assumed)										$ 1,896,971,000
Other tangible or intangible assets transferred		$ 299,687,000
Number of shares transferred | shares		7,297,507
Percentage of liabilities assumed for business combination 1		50.00%
Percentage of liabilities assumed for business combination 2		50.00%
Present value of the assumed liability		$ 207,067,000
Vista Argentina [Member]
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group	[1]			100.00%
Percentage of voting equity interests acquired		100.00%
Vista Lach [Member]
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group		50.00%		100.00%	[2]	0.00%		0.00%
Neuquen Basin Argentina [Member] | Medanito25 de Mayo and Jagel de los Machos [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
Neuquen Basin Argentina [Member] | Coirn Amargo Norte CAN [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				84.62%
Neuquen Basin Argentina [Member] | Bajada del Palo Oeste and Bajada del Palo Este Aguada Federal and Bandurria Norte [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
Neuquen Basin Argentina [Member] | Aguila Mora [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				90.00%
Neuquen Basin Argentina [Member] | La Amarga Chica [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				50.00%
Northwest Basin Argentina [Member] | Acambuco [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				1.50%
In Argentina [Member] | Federal [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
In Argentina [Member] | Entre Lomas [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
In Argentina [Member] | Twenty Five de MayoMedanito SE [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
In Argentina [Member] | Jarilla Quemada [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
In Argentina [Member] | Aguada Federal [Member] | Provincial [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
In Argentina [Member] | Borde Montuoso [Member] | Provincial [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%
Mexico Blocks CS Zero One [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation				100.00%

[1]	Since January 1, 2025 Aleph and AFBN were merged with Vista Argentina.
[2]	See Note 1.2.2 and 32.